Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

A11.  Share-based payments

Share-based compensation

The Group operates one equity-settled share-based long-term incentive plan (LTIP). The economic cost of awarding shares and share options to employees is recognised as an expense in the income statement, equivalent to the fair value of the benefit awarded. The fair value is determined by reference to option pricing models, principally Monte Carlo and adjusted Black-Scholes models. The charge is recognised in the income statement over the vesting period of the award. At each balance sheet date, the Group revises its estimate of the number of shares that vest or options that are expected to become exercisable. Any revision to the original estimates is reflected in the income statement with a corresponding adjustment to equity immediately to the extent it relates to past service, and the remainder over the rest of the vesting period.

Performance Share Plan

The Company introduced a share-based performance plan in 2006 for senior managers worldwide. The main features of the scheme are as follows:

●	For awards made in 2020, 60% of the award is based on total shareholder return (TSR) and 40% is based on performance against certain strategic and financial measures over the vesting period.
●	For awards made in 2021, 50% of the award is based on TSR and 50% is based on performance against certain strategic and financial measures over the vesting period.
●	For awards made in 2022, 50% of the award is based on TSR and 50% is based on performance against certain strategic and financial measures over the vesting period.
●	The value of dividends paid during the vesting period is paid on the number of shares that ultimately vest in the form of additional shares. For awards that are nil-cost options, this is the value of dividends between grant and exercise.

The total net charge for the year relating to equity-settled share-based payment plans was £9m (2021: £10m; 2020: £6m).

A summary of the number of shares in active share option plans is shown below:

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2022	2022	2022	2022	2022	2022	2022	2022	2022	2022
2012	2015	—	—	—	—	—	168,551	—	(168,426)	(125)	—
2013	2016	—	16,964	—	(16,964)	—	1,025,307	16,964	(137)	—	1,042,134
2014	2017	—	19,487	—	(19,487)	—	1,188,070	19,487	(11,367)	(2)	1,196,188
2015	2018	—	21,107	—	(21,107)	—	1,364,269	21,107	(118,858)	—	1,266,518
2016	2019	—	30,808	—	(30,808)	—	1,942,074	30,808	(131,628)	(58)	1,841,196
2017	2020	—	24,878	—	(24,878)	—	1,625,618	24,878	(324,744)	(1,025)	1,324,727
2018	2021	891,744	34,531	(5,910)	(905,768)	14,597	1,538,591	905,768	(451,433)	(5,058)	1,987,868
2019	2022	4,776,149	132,345	(332,441)	(4,114,390)	461,663	—	4,114,390	(1,878,327)	(22,984)	2,213,079
2020	2023	3,471,012	—	(284,625)	—	3,186,387	—	—	—	—	—
2021	2024	4,137,673	—	(339,688)	—	3,797,985	—	—	—	—	—
2022	2025	—	4,964,496	(118,596)	—	4,845,900	—	—	—	—	—

		Share options outstanding					Share options exercisable
						Shares
		Scheme	Shares	Shares	Shares	outstanding	Shares	Shares	Shares	Shares	Shares
Year		interest at	awarded	lapsed	vested	at	exercisable at	vested	exercised	lapsed	exercisable at
of	Vesting	1 January	during	during	during	31 December	1 January	during	during	during	31 December
grant	year	2021	2021	2021	2021	2021	2021	2021	2021	2021	2021
2012	2015	—	—	—	—	—	179,519	—	(10,968)	—	168,551
2013	2016	—	12,073	—	(12,073)	—	1,085,178	12,073	(71,944)	—	1,025,307
2014	2017	—	13,693	—	(13,693)	—	1,200,990	13,693	(26,613)	—	1,188,070
2015	2018	—	15,831	—	(15,831)	—	1,398,235	15,831	(49,797)	—	1,364,269
2016	2019	—	22,920	(15)	(22,905)	—	2,052,013	22,905	(131,521)	(1,323)	1,942,074
2017	2020	—	19,720	(85)	(19,635)	—	1,784,890	19,635	(171,187)	(7,720)	1,625,618
2018	2021	6,024,191	164,397	(1,066,488)	(4,230,356)	891,744	—	4,230,356	(2,691,765)	—	1,538,591
2019	2022	4,993,019	33,885	(250,755)	—	4,776,149	—	—	—	—	—
2020	2023	3,561,710	754	(91,452)	—	3,471,012	—	—	—	—	—
2021	2024	—	4,228,162	(90,489)	—	4,137,673	—	—	—	—	—

The fair value of the 2022 awards made under the Performance Share Plan is charged to the income statement over the vesting period based on values derived from a Monte Carlo model prepared by external remuneration consultants. This is a closed-form solution which takes account of the correlation between share price performance and the likelihood of a TSR performance condition being met. For the shares awarded in March 2022, the significant inputs into the model were a share price of 480.5p (2021: 495.7p), an expected share price volatility of 23.9% (2021: 23.2%), a median share price correlation between the companies in the comparator group of 84.0% (2021: 91.0%), and an expected life commensurate with the three-year performance/vesting period. The share price volatility assumption is based on analysis of historical daily share prices. As the awards are nil-cost (i.e. there is no exercise price), the assumed risk-free rate of return has minimal impact on the fair value of the awards. Similarly, as dividend equivalents are paid on the vesting portion of awards, the fair value of these awards is not reduced to reflect dividends paid during the vesting period.

The fair value of awards granted during 2022 was £19m (2021: £16m) and the weighted average fair value per award granted during the year was 385.9p (2021: 371.7p). The weighted average share price for options exercised in the year was 499.9p (2021: 505.6p) and the weighted average contract term remaining on shares unexercised at the year end was 527 days (2021: 450 days).

In addition to the Performance Share Plan there was a transfer of existing long-term incentive plans in Terminix that were expensed during the period totalling £9m.